CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUE
Installation service	$ 24,299,062	$ 20,069,997	$ 13,973,998
Fluid equipment sales	2,798,774	2,925,126	2,760,595
Revenues	27,097,836	22,995,123	16,734,593
COST OF REVENUE
Cost of product and services	16,192,810	13,875,768	10,373,281
Business and sales related taxes	443,448	380,043	268,812
GROSS PROFIT	10,461,578	8,739,312	6,092,500
OPERATING EXPENSES
General and administrative expenses	705,038	1,129,679	177,703
Selling expenses	1,742,147	1,434,230	1,098,365
Research and development expenses	33,847	121,760	40,606
Total operating expenses	2,481,032	2,685,669	1,316,674
INCOME FROM OPERATIONS	7,980,546	6,053,643	4,775,826
OTHER INCOME (EXPENSE)
Other income, net	6,431	15,321	5,083
Interest expense	(49,625)	(55,619)	(70,496)
Total other expense, net	(43,194)	(40,298)	(65,413)
INCOME BEFORE INCOME TAXES	7,937,352	6,013,345	4,710,413
PROVISION FOR INCOME TAXES	2,002,467	1,617,751	1,299,403
NET INCOME	5,934,885	4,395,594	3,411,010
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss	(1,401,124)	(927,892)	(56,001)
COMPREHENSIVE INCOME	$ 4,533,761	$ 3,467,702	$ 3,355,009
Basic and diluted earnings per common share
Basic (in dollars per share)	$ 0.49	$ 0.37	$ 0.28
Diluted (in dollars per share)	$ 0.49	$ 0.37	$ 0.28
Weighted average number of shares outstanding
Basic (in shares)	12,029,538	12,000,000	12,000,000
Diluted (in shares)	12,046,045	12,000,000	12,000,000